Submission	Dec. 31, 2025
Submission [Line Items]
Central Index Key	0001718224
Registrant Name	BT BRANDS, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Issuer Name	BT BRANDS, INC.